AMOUNTS DUE TO AN ULTIMATE BENEFICIAL SHAREHOLDER (Tables)	12 Months Ended
Dec. 31, 2025
Amounts Due To Ultimate Beneficial Shareholder
SCHEDULE OF AMOUNTS DUE TO AN ULTIMATE BENEFICIAL SHAREHOLDER
	2025	2024
	USD	USD

Due within one year	310,696	1,142,024
Due after one year	-	12,300,650
Total	310,696	13,442,674